INVESTMENTS IN DEBT AND EQUITY SECURITIES (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2012 Blekko USD ($)	Dec. 31, 2012 Blekko RUB	Dec. 31, 2011 Blekko RUB	Dec. 31, 2011 Face.com (formerly known as Vizi Information Labs Ltd.) RUB	Dec. 31, 2012 Seismotech LLC USD ($)	Dec. 31, 2012 Seismotech LLC RUB	Dec. 31, 2012 Other USD ($)	Dec. 31, 2012 Other RUB	Dec. 31, 2012 Facebook USD ($)	Dec. 31, 2012 Facebook RUB	Dec. 31, 2012 Capital protected index-linked note USD ($)	Dec. 31, 2012 Capital protected index-linked note RUB	Dec. 31, 2011 Capital protected index-linked note RUB	Dec. 31, 2011 Puttable floating-rate note RUB	Dec. 31, 2012 Credit-linked notes USD ($)	Dec. 31, 2012 Credit-linked notes RUB	Dec. 31, 2011 Credit-linked notes RUB	Dec. 31, 2012 Other USD ($)	Dec. 31, 2012 Other RUB
Investment in debt and equity securities
Total investments in debt securities	$ 158.4	4,810.0	6,733.0											$ 78.3	2,378.0	2,546.0	805.0	$ 80.0	2,430.0	3,382.0	$ 0.1	2.0
Total investments in non-marketable equity securities	16.5	500.0	569.0	15.0	456.0	483.0	86.0	1.2	35.0	0.3	9.0
Current marketable securities	2.5	76.0										2.5	76.0
Non-current marketable securities	$ 1.3	39.0										$ 1.3	39.0